SEGMENT INFORMATION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Reserve Quantities [Line Items]
Revenue	$ 41,708	$ 19,554	$ 26,069
Bus Sales [Member]
Reserve Quantities [Line Items]
Revenue	38,197	16,247	$ 21,666
Spare Part Sales [Member]
Reserve Quantities [Line Items]
Revenue	2,701	2,436
Operating Lease Revenue [Member]
Reserve Quantities [Line Items]
Revenue	810	871
Canada [Member] | Bus Sales [Member]
Reserve Quantities [Line Items]
Revenue	10,925	12,447
Canada [Member] | Spare Part Sales [Member]
Reserve Quantities [Line Items]
Revenue	2,504	2,258
Canada [Member] | Operating Lease Revenue [Member]
Reserve Quantities [Line Items]
Revenue		162
United States [Member] | Bus Sales [Member]
Reserve Quantities [Line Items]
Revenue	27,272	3,800
United States [Member] | Spare Part Sales [Member]
Reserve Quantities [Line Items]
Revenue	197	178
United States [Member] | Operating Lease Revenue [Member]
Reserve Quantities [Line Items]
Revenue	$ 810	$ 709